Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 26, 2018
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Oct. 26, 2018
Document Effective Date	Oct. 31, 2018
Prospectus Date	Oct. 31, 2018
Baird Small/Mid Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	BSGSX
Baird Small/Mid Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BSGIX